LOANS PAYABLE (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of detailed information about loans payable explanatory [Table Text Block]
Loan Facility	$40,000
Repayment of principal	(40,000)
Drawdown Standby and Amendment fees paid	(7,993)
Interest paid on loan balance	(10,388)
Cumulative interest and finance costs at effective interest rate	18,381
Carrying value as at August 31, 2018 – Sprott Facility	$-

Disclosure of detailed information about brokerage fees explanatory [Table Text Block]
LMM Facility	$39,465
Brokerage Fees	2,826
Loan Payable	$42,291